Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,877,120.36

Principal:
Principal Collections	$19,495,286.46
Prepayments in Full	$10,403,488.55
Liquidation Proceeds	$681,499.66
Recoveries	$17,686.73
Sub Total	$30,597,961.40
Collections	$33,475,081.76

Purchase Amounts:
Purchase Amounts Related to Principal	$216,395.33
Purchase Amounts Related to Interest	$1,064.00
Sub Total	$217,459.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,692,541.09

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,692,541.09
Servicing Fee	$680,498.09	$680,498.09	$0.00	$0.00	$33,012,043.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,012,043.00
Interest - Class A-2 Notes	$3,417.36	$3,417.36	$0.00	$0.00	$33,008,625.64
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$32,734,365.64
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$32,445,893.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,445,893.14
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$32,368,259.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,368,259.14
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$32,310,347.14
Third Priority Principal Payment	$870,567.16	$870,567.16	$0.00	$0.00	$31,439,779.98
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$31,368,415.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,368,415.98
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,008,415.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,008,415.98
Residuel Released to Depositor	$0.00	$4,008,415.98	$0.00	$0.00	$0.00
Total		$33,692,541.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$870,567.16
Regular Principal Payment					$27,360,000.00
Total					$28,230,567.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$6,030,629.41	$17.34	$3,417.36	$0.01	$6,034,046.77	$17.35
Class A-3 Notes	$22,199,937.75	$56.66	$274,260.00	$0.70	$22,474,197.75	$57.36
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$28,230,567.16	$20.23	$773,059.86	$0.55	$29,003,627.02	$20.78

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$6,030,629.41	0.0173394	$0.00	0.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$369,600,062.25	0.9433386
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$750,010,629.41	0.5374571	$721,780,062.25	0.5172271

Pool Information
Weighted Average APR	4.221%	4.215%
Weighted Average Remaining Term	44.04	43.20
Number of Receivables Outstanding	43,375	42,497
Pool Balance	$816,597,707.75	$785,483,897.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$750,010,629.41	$721,780,062.25
Pool Factor	0.5479817	0.5271027

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$63,703,835.50
Targeted Overcollateralization Amount	$63,703,835.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,703,835.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		127	$317,140.00
(Recoveries)		60	$17,686.73
Net Losses for Current Collection Period			$299,453.27
Cumulative Net Losses Last Collection Period			$3,898,746.76
Cumulative Net Losses for all Collection Periods			$4,198,200.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.59%	641	$12,526,294.29
61-90 Days Delinquent	0.20%	75	$1,578,412.60
91-120 Days Delinquent	0.05%	16	$373,993.52
Over 120 Days Delinquent	0.11%	40	$833,477.87
Total Delinquent Receivables	1.95%	772	$15,312,178.28

Repossession Inventory:
Repossessed in the Current Collection Period		28	$527,858.92
Total Repossessed Inventory		47	$1,052,652.28

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3713%
Preceding Collection Period			0.4707%
Current Collection Period			0.4486%
Three Month Average			0.4302%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2231%
Preceding Collection Period			0.2605%
Current Collection Period			0.3083%
Three Month Average			0.2640%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer